EMPLOYEE BENEFIT PLANS (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2014	Dec. 31, 2013
Defined Benefits For Employees Children [Abstract]
Service cost		€ 9,000,000	€ 8,000,000	€ 7,000,000
Interest cost		7,000,000	11,000,000	13,000,000
Expected return on plan assets		(1,000,000)	(2,000,000)	(2,000,000)
Amortization of actuarial losses		12,000,000	10,000,000	12,000,000
Amortization of past service cost		0	1,000,000	0
Losses / (income) on curtailments / settlements and other expense / (income)		0	2,000,000	179,000,000
Net periodic pension cost		€ 27,000,000	€ 30,000,000	€ 209,000,000
Defined Benefit Plans Weighted Average Assumptions For Net Periodic Pension Cost [Abstract]
Discount rate		2.00%	3.60%	3.20%
Expected return on plan assets		2.00%	3.60%	3.20%
Rate of compensation increase		1.60%	1.80%	2.10%
Change in Projected Benefit obligation ("PBO"):
PBO, beginning of year	€ 341,000,000	€ 354,000,000	€ 564,000,000	€ 419,000,000
Service cost		9,000,000	8,000,000	7,000,000
Interest cost		7,000,000	11,000,000	13,000,000
Employee contributions		3,000,000	3,000,000	4,000,000
Actuarial loss/(gain)		(22,000,000)	60,000,000	(38,000,000)
Adjustment for disposal and other		1,000,000	1,000,000	(1,000,000)
Benefits paid from the Fund		(9,000,000)	(24,000,000)	(21,000,000)
Benefits paid directly by the Group		(3,000,000)	(272,000,000)	(7,000,000)
Settlements/Terminations/Curtailments		1,000,000	2,000,000	188,000,000
Prior service cost arising over last period		0	1,000,000	0
PBO, end of year		341,000,000	354,000,000	564,000,000	€ 419,000,000
Change in plan assets:
Fair value of plan assets, beginning of year	68,000,000	63,000,000	67,000,000	69,000,000
Actual return on plan assets		1,000,000	3,000,000	0
Employer contributions		8,000,000	13,000,000	15,000,000
Employee contributions		3,000,000	3,000,000	4,000,000
Expenses		2,000,000	1,000,000	0
Benefits paid		(9,000,000)	(24,000,000)	(21,000,000)
Fair value of plan assets, end of year		68,000,000	63,000,000	67,000,000	69,000,000
Defined Benefit Plans Recognized Amounts [Abstract]
Funded status, end of year						€ (273,000,000)	€ (291,000,000)		€ (497,000,000)
Defined Benefit Plans Weighted Average Assumptions For Benefit Obligation [Abstract]
Discount rate						2.40%	2.00%		3.60%
Rate of compensation increase						1.60%	1.60%		1.80%
Defined Benefit Plans For Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets [Abstract]
Projected benefit obligation						€ 341,000,000	€ 354,000,000		€ 564,000,000
Accumulated benefit obligation						320,000,000	329,000,000		538,000,000
Fair value of plan assets						68,000,000	63,000,000		67,000,000
Defined Benefit Plans Accumulated Other Comprehensive Income [Abstract]
Net actuarial losses						127,000,000	162,000,000		120,000,000
Prior service cost						(2,000,000)	(2,000,000)		(2,000,000)
Defined Benefit Plan Other Changes In Plan Assets And Benefits Obligations Recognized In Other Comprehensive Income Loss [Abstract]
Net Loss/(Gain)		(23,000,000)	52,000,000	35,000,000
Prior Service Cost / (Credit)		0	1,000,000	0
(Gain)/Loss due to Curtailment/Settlement		0	0	1,000,000
Amortization of Losses / (Gains)		(12,000,000)	(10,000,000)	(3,000,000)
Amortization of Prior Service Cost		0	(1,000,000)	0
Total recognized on Other comprehensive (income)/loss		(35,000,000)	42,000,000	33,000,000
DefinedBenefitPlanDisclosureLineItems
Amount	68,000,000	63,000,000	€ 63,000,000	67,000,000	69,000,000	€ 68,000,000	€ 63,000,000		67,000,000
Proportion						100.00%	100.00%
Defined Benefit Plan Projected Payments [Abstract]
Expected Benefits next year						€ 38,000,000
Expected Benefits in 2 Yrs						13,000,000
Expected Benefits in 3 Yrs						14,000,000
Expected Benefits in 4 Yrs						13,000,000
Expected Benefits in 5 Yrs						15,000,000
Expected Benefits in 6th to 10th Yr						131,000,000
Voluntary Retirement Schemes [Abstract]
Total number of employees participated under Voluntary Retirement Schemes			2,500
Total expense recognized under voluntary retirement schemes									183,000,000
Total expense recognized under voluntary retirement schemes excluding unpaid leave									€ 178,000,000
Expected Employer Contribution [Abstract]
Group total expected contributions, which will be repaid by the plan in the future		8,000,000
Other Changes in Plan Assets and Benefit Obligations recognized in Other comprehensive income / (loss)
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of prior service cost.	0
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of net actuarial loss.	10,000,000
Defined Benefit Plan Disclosure [Abstract]
Expected Group contributions to funded plans		9,000,000
Expected Group contributions to retirement indemnities		38,000,000
Defined Contribution Plans - NBG Pension Plan
Banks contribution into IKA-ETAM per year for 15 years		€ 26,000,000
Employer contribution to IKA_ETAM (post Jan 1, 1993)							13.30%
National Bank of Greece Pension Plan		In accordance with Greek Law 3655/2008, applicable from April 2008, the Bank’s main pension plan, which was a defined‑contribution plan, has been incorporated into the main pension branch of the state sponsored social security fund IKA-ETAM as of August 1, 2008. Pursuant to Greek Law 3655/2008, the Bank will contribute EUR 26 million per annum into IKA-ETAM for 15 years starting from December 2009. This legislation also prescribes that employer contributions made by the Bank will be reduced every three years in equal increments starting from 2013 from 26.5% until they reach 13.3% for employees who joined any social security plan prior to January 1, 1993. Employer contributions for employees who joined any social security fund post January 1, 1993, will remain at 13.3%.
Defined Contribution Plans - Nbg Auxiliary Pension Plan
Banks defined contribution rate to employees salary							9.00%
Defined Contribution Plans - Ethniki Insurance Benefit Plan
Ethniki Hellenic General Insurance Company Benefit Plan		As for the Bank’s main pension plan, following legislation passed in April 2008, the post‑retirement plan of EH has been incorporated into the main pension branch of the state sponsored social security fund IKA-ETAM as of August 1, 2008. Employer contributions made by EH will be reduced every three years in equal increments starting from 2013, until they reach 13.3% from 20.0%. Employer contributions for employees who joined any social security fund post January 1, 1993, will remain at 13.3%.
Defined Contribution Health Plans [Abstract]
Total contributions to social security funds, state run plans and defined contribution plans		€ 223,000,000	€ 271,000,000
Banks contribution rate to TYPET							6.25%
Employees contribution rate to TYPET							2.50%
Retired employees contributions rate to TYPET							4.00%
National Bank Of Greece Lump Sum Benefit Plan [Abstract]
Contribution Rate By Employer To Benefit Plan								2.00%
Adjustment For Disposal [Abstract]
Adjustment for disposal and other		1,000,000	1,000,000	(1,000,000)
Benefit For Employees Children [Abstract]
Benefits paid for indemnities as part of the VRS		€ 258,000,000
Retirement Indemnities
In case of dismissal the additional monthly salary is restricted to					€ 2,000
Retirement Indemnity		On November 12, 2012, the new Greek Law 4093/2012 (GG A’ 222) decreased the Greek Law 2112/1920 statutory indemnity scale in case of employee dismissal or normal retirement. The new law restricts the maximum indemnity payable to an employee upon dismissal or retirement, to 12 monthly salaries instead of 24. The transitional provisions of the law state that for employees who on November 12, 2012 had 17 or more full years of service to the same employer there is an additional monthly salary as indemnity per year and up to 24 monthly salaries. In case of dismissal the additional monthly salary is restricted to EUR 2,000.
Cash and due from banks
Change in plan assets:
Fair value of plan assets, beginning of year	2,000,000	€ 2,000,000
Fair value of plan assets, end of year		2,000,000	2,000,000
DefinedBenefitPlanDisclosureLineItems
Amount	2,000,000	€ 2,000,000	2,000,000			€ 2,000,000	€ 2,000,000
Proportion						2.90%	3.20%
DefinedBenefitPlanTargetPlanAssetAllocationsRangeMinimum		0.00%
DefinedBenefitPlanTargetPlanAssetAllocationsRangeMaximum		3.00%
Other
Change in plan assets:
Fair value of plan assets, beginning of year	66,000,000	€ 61,000,000
Fair value of plan assets, end of year		66,000,000	61,000,000
DefinedBenefitPlanDisclosureLineItems
Amount	€ 66,000,000	€ 61,000,000	61,000,000			€ 66,000,000	€ 61,000,000
Proportion						97.10%	96.80%
DefinedBenefitPlanTargetPlanAssetAllocationsRangeMinimum		90.00%
DefinedBenefitPlanTargetPlanAssetAllocationsRangeMaximum		97.00%
NBG Cyprus
Defined Benefit Plan Recognized Net Gain Loss [Line Items]
Losses/(income) on curtailments/settlements and other expense/(income)				0
Finansbank
Defined Benefit Plan Recognized Net Gain Loss [Line Items]
Losses/(income) on curtailments/settlements and other expense/(income)			0	€ 0
NBG
Defined Benefit Plan Recognized Net Gain Loss [Line Items]
Losses/(income) on curtailments/settlements and other expense/(income)			4,000,000
EH
Defined Benefit Plan Recognized Net Gain Loss [Line Items]
Losses/(income) on curtailments/settlements and other expense/(income)			€ 5,000,000